Investment Properties (Details) - Schedule of investment properties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		$ 25,712	$ 30,655
Additions		74	745
Sale of investment properties		(3,739)	(5,384)
Fair value adjustment (note 22)		(2,007)	(304)	$ 94
Foreign currency adjustment		(28)
Ending balance		20,012	25,712	30,655
Commercial building [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		20,063	20,312
Additions		32
Sale of investment properties
Fair value adjustment (note 22)		(1,899)	(249)
Foreign currency adjustment		(28)
Ending balance		18,168	20,063	20,312
Land [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance	[1]	5,649	10,343
Additions	[1]	42	745
Sale of investment properties	[1]	(3,739)	(5,384)
Fair value adjustment (note 22)	[1]	(108)	(55)
Foreign currency adjustment	[1]
Ending balance	[1]	$ 1,844	$ 5,649	$ 10,343

[1]	Lands amounting to USD 1,844 thousand as at 31 December 2020 (2019: USD 5,649 thousand) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties (note 27).